Note 13. Future Minimum Lease Payments	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Note 13. Future Minimum Lease Payments

NOTE 13. FUTURE MINIMUM LEASE PAYMENTS

In connection with the business acquisitions (See Note 3.), the Company acquired the leases for three hundred sixty-nine billboard locations. Some of the leases are non-cancelable operating leases having remaining terms ranging from month-to-month to two hundred twenty-four months. In many instances, the Company can cancel the lease with little or no penalty. Ground rents for the years ended December 31, 2016 and 2015 were $546,884 and $114,587, respectively. Contingent rents included in ground rents for the years ended December 31, 2016 and 2015 were $46,980 and $1,733, respectively.

The Company leases office space under leases expiring between 2019 and 2022. Rent expense included in general and administrative expense for the year ended December 31, 2016 and 2015 was $32,744 and $0, respectively.

Future minimum rents are as follows for the twelve months ending December 31:

2017	$665,242
2018	640,676
2019	583,690
2020	537,633
2021	513,156
Thereafter	2,495,686

$5,436,083